Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SECURITIES FUND
Prospectus Date	rr_ProspectusDate	Sep. 29, 2018
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2018